RELATED PARTY TRANSACTION (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Maximum average monthly gross compensation fee	$ 25,300		$ 28,100
Board of directors [Member]
Related Party Transaction [Line Items]
Compensation		$ 197	$ 359	$ 323